Reportable Segments (Tables)	12 Months Ended
Apr. 30, 2018
Segment Reporting [Abstract]
Segmental information related to depreciation, amortization, and impairment charges, and property, plant, and equipment additions

	Year Ended April 30,
	2018	2017	2016
Net sales:
U.S. Retail Coffee	$2,092.2	$2,108.6	$2,239.2
U.S. Retail Consumer Foods	2,000.8	2,085.4	2,269.7
U.S. Retail Pet Foods	2,169.3	2,135.9	2,250.4
International and Away From Home	1,094.8	1,062.4	1,051.9
Total net sales	$7,357.1	$7,392.3	$7,811.2
Segment profit:
U.S. Retail Coffee	$614.5	$682.4	$722.6
U.S. Retail Consumer Foods	477.2	458.2	467.5
U.S. Retail Pet Foods	441.3	481.0	493.9
International and Away From Home	194.2	185.1	179.0
Total segment profit	$1,727.2	$1,806.7	$1,863.0
Amortization	(206.8)	(207.3)	(208.4)
Goodwill impairment charge	(145.0)	—	—
Other intangible assets impairment charges	(31.9)	(133.2)	—
Interest expense – net	(174.1)	(163.1)	(171.1)
Unallocated derivative gains (losses)	37.3	(27.2)	12.0
Cost of products sold – special project costs (A)	(3.9)	(5.7)	(12.2)
Other special project costs (A)	(45.4)	(76.9)	(135.9)
Corporate administrative expenses	(295.4)	(324.9)	(373.2)
Other income (expense) – net	(1.0)	10.0	3.7
Income before income taxes	$861.0	$878.4	$977.9
Assets:
U.S. Retail Coffee	$4,815.4	$4,909.9	$5,002.0
U.S. Retail Consumer Foods	3,217.5	3,157.2	3,288.5
U.S. Retail Pet Foods	5,932.3	6,232.9	6,321.6
International and Away From Home	1,043.9	1,053.4	1,168.6
Unallocated (B)	292.1	286.3	203.4
Total assets	$15,301.2	$15,639.7	$15,984.1
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$96.6	$95.7	$104.0
U.S. Retail Consumer Foods	80.2	73.2	60.7
U.S. Retail Pet Foods	314.8	280.8	164.9
International and Away From Home	57.8	61.9	66.2
Unallocated (C)	40.6	40.6	34.3
Total depreciation, amortization, and impairment charges	$590.0	$552.2	$430.1
Additions to property, plant, and equipment:
U.S. Retail Coffee	$89.4	$40.9	$51.4
U.S. Retail Consumer Foods	168.9	49.7	90.3
U.S. Retail Pet Foods	34.3	70.5	11.9
International and Away From Home	29.3	31.3	47.8
Total additions to property, plant, and equipment	$321.9	$192.4	$201.4
(A) Special project costs include integration and restructuring costs. For more information, see Note 3: Integration and Restructuring Costs.
(B) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(C) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

Segment information related to net sales and long-lived assets
The following table presents certain geographical information.

	Year Ended April 30,
	2018	2017	2016
Net sales:
United States	$6,786.5	$6,865.1	$7,300.8
International:
Canada	$431.8	$414.3	$416.0
All other international	138.8	112.9	94.4
Total international	$570.6	$527.2	$510.4
Total net sales	$7,357.1	$7,392.3	$7,811.2
Assets:
United States	$14,828.2	$15,214.3	$15,501.1
International:
Canada	$428.7	$380.9	$396.2
All other international	44.3	44.5	86.8
Total international	$473.0	$425.4	$483.0
Total assets	$15,301.2	$15,639.7	$15,984.1
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,869.8	$1,757.1	$1,773.9
International:
Canada	$17.4	$13.4	$10.7
All other international	0.3	0.4	40.6
Total international	$17.7	$13.8	$51.3
Total long-lived assets (excluding goodwill and other intangible assets)	$1,887.5	$1,770.9	$1,825.2

Product sales information
The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2018	2017	2016
Coffee	34%	34%	34%
Dog food	11	10	10
Pet snacks	10	10	10
Peanut butter	10	10	9
Cat food	9	9	9
Fruit spreads	5	5	4
Shortening and oils	4	4	4
Baking mixes and frostings	3	3	3
Frozen handheld	3	3	3
Flour and baking ingredients	2	2	2
Juices and beverages	2	2	2
Portion control	2	2	2
Canned milk	1	1	3
Other	4	5	5
Total product sales	100%	100%	100%